Cover Page	Aug. 19, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 19, 2022
Entity Registrant Name	Healthcare Realty Holdings, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-190916
Entity Tax Identification Number	20-4738347
Entity Address, Address Line One	3310 West End Avenue, Suite 700,
Entity Address, City or Town	Nashville,
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	269-8175
Title of 12(b) Security
Trading Symbol
Security Exchange Name
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001495491
Amendment Flag	false